SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE INTANGIBLE ASSETS (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Six months ending December 31, 2024	$ 15
2025 and thereafter	4
Total	$ 19